Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of the the results of operations and the financial position of the Company's operating segments
	Long Yun	Dacheng Liantong	Other	Total

Revenue	-	1,230,919	-	1,230,919
Operating expenses	3,612,839	962,437	2,265,753	6,841,029
Other income (expenses)	93,129	316	(1,846,897)	(1,753,452)
Profit/(loss) before tax	(3,519,710)	268,798	(4,112,650)	(7,363,562)
Taxes	-	-	-	-
Net loss	(3,519,710)	268,798	(4,112,650)	(7,363,562)

	Long Yun	Dacheng Liantong	Other	Total

Revenue	-	48,451	-	48,451
Operating expenses	1,209,032	58,913	240,163	1,508,108
Other income (expenses)	188,900	4	24,986	213,890
Loss before tax	(1,020,132)	(10,458)	(215,177)	(1,245,767)
Taxes	-	-	-	-
Net loss	(1,020,132)	(10,458)	(215,177)	(1,245,767)

	Long Yun	Dacheng Liantong	Other	Total

Current assets	6,539,969	5,434,606	(89,580)	11,884,995
Non-current assets	78,573	378,823	312,805	770,165
Total assets	6,618,542	5,813,429	223,225	12,655,160

Current liabilities	6,293,266	4,627,093	(7,478,945)	3,441,414
Non-current liabilities	-	85,666	172,220	257,886
Total liabilities	6,293,266	4,712,759	(7,306,725)	3,699,300

Net assets/(liabilities)	325,240	1,100,670	7,529,950	8,955,860

	Long Yun	Dacheng Liantong	Other	Total

Current assets	8,248,675	1,973,297	5,355,897	15,577,869
Non-current assets	15,989	1,283	37,665	54,937
Total assets	8,264,664	1,974,580	5,393,562	15,632,806

Current liabilities	4,549,369	2,289,621	231,615	7,070,605
Non-current liabilities	9,913	-	-	9,913
Total liabilities	4,559,282	2,289,621	231,615	7,080,518

Net assets/(liabilities)	3,705,382	(315,041)	5,161,947	8,552,288